CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 7,685	$ 8,572
Restricted cash	350	350
Short-term bank deposit		5,643
Prepaid expenses and other current assets	400	419
Total current assets	8,435	14,984
Non-current assets
Property and equipment, net	540	452
Operating lease assets	454
Total non-current assets	994	452
Total assets	9,429	15,436
Accounts payable and accruals
Trade	989	1,113
Other	490	214
Other current liabilities		35
Employees and payroll accruals	1,101	859
Operating lease liabilities- current	222
Total current liabilities	2,802	2,221
Non-current liabilities
Royalties provision	182	185
Operating lease liabilities- net of current portion	211
Total non-current liabilities	393	185
Shareholders' equity
Share capital, Ordinary shares, 2.4 NIS par value (90,000,000 and 30,000,000 authorized shares as of December 31, 2019 and 2018, respectively; 8,272,908 and 5,330,684 shares issued and outstanding as of December 31, 2019 and 2018, respectively)	5,407	3,456
Additional paid-in capital	77,964	72,888
Accumulated other comprehensive loss		(13)
Accumulated deficit	(77,137)	(63,301)
Total shareholders' equity	6,234	13,030
Total liabilities and shareholders' equity	$ 9,429	$ 15,436